OPERATING LEASE - Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 95	$ 126
Short-term lease expense	13	0
Variable lease expense	10	10
Total lease expense	$ 118	$ 136